Derivative Instruments - Details of Fair Values of the Above Derivatives Recorded in Assets or Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	₩ 13
Long-term derivative financial assets	55,444	₩ 30,956	₩ 253,213
Long-term derivative financial liabilities	(4,184)		(11,064)
Derivative financial liabilities	(4,184)		₩ (39,470)
Fair value [member]
Disclosure of detailed information about hedged items [line items]
Others	4,639
Long-term derivative financial assets	55,457
Derivative financial liabilities	(4,184)
Structured bonds [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	10,947
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	9,335
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	9,335
Floating-to-fixed interest rate swap, Dec. 20, 2016 [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	13
Floating-to-fixed interest rate swap, Dec. 20, 2016 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	13
Floating-to-fixed Interest Rate Swap, Jan. 30, 2017 [Member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial liabilities	(203)
Floating-to-fixed Interest Rate Swap, Jan. 30, 2017 [Member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial liabilities	(203)
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	24,024
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	24,024
Fixed-to-fixed cross currency swap, Mar. 7, 2013 [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	6,499
Fixed-to-fixed cross currency swap, Mar. 7, 2013 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	6,499
Fixed to fixed long term borrowings [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial liabilities	(1,107)
Fixed to fixed long term borrowings [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial liabilities	(1,107)
Fixed to fixed long term bonds [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial liabilities	(2,874)
Fixed to fixed long term bonds [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial liabilities	(2,874)
Held for trading [member]
Disclosure of detailed information about hedged items [line items]
Others	4,639
Held for trading [member] | Structured bonds [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	₩ 10,947